Basis of preparation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure of Basis of preparation [Line Items]
Total non-current assets	¥ 1,255,362	¥ 730,141	¥ 730,141
Total current assets	1,533,315	1,772,771	1,772,771
Total assets	2,788,677	2,502,912	2,502,912
Total non-current liabilities	26,515	7,270	7,270
Total current liabilities	726,399	806,395	806,395
Total liabilities	752,914	813,665	813,665
Revenue	1,482,599	1,499,025		¥ 1,169,348
Profit before tax	488,522	424,493		297,190
Net Profit	366,598	315,780	315,780	230,902
Affiliated entities [Member]
Disclosure of Basis of preparation [Line Items]
Total non-current assets	957,020	687,407	687,407
Total current assets	1,153,200	1,313,326	1,313,326
Total assets	2,110,220	2,000,733	2,000,733
Total non-current liabilities	23,064	7,270	7,270
Total current liabilities	554,943	635,670	635,670
Total liabilities	578,007	642,940	¥ 642,940
Revenue	1,049,023	1,087,054		1,110,470
Profit before tax	224,618	202,157		221,057
Net Profit	¥ 171,970	¥ 152,713		¥ 177,088